Document and Entity Information	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2025
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Incorporation State Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address Address Line 1	2000 North M-63
Entity Address City Or Town	Benton Harbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000106640
Amendment Flag	false